Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes and surcharge payable	$ 37,529	$ 37,983
Amounts due to third parties under collaborative agreements (Note (a))	21,112	25,254
Professional service fee	2,243	8,260
Accrued expenses	2,467	8,394
Receipt in advance	5,450	7,599
Accrual for salary and bonus	4,891	6,404
Others	26,019	10,701
Accrued expenses and other payables	$ 99,711	$ 104,595